OMB APPROVAL
OMB Number: 3235-0578 Expires: January 31, 2016 Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-07324

Gardner Lewis Investment Trust

(Exact name of registrant as specified in charter)

285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania	19317
(Address of principal executive offices)	(Zip code)

CT Corporation System

155 Federal Street, Suite 700    Boston, MA 02110

(Name and Address of Agent for Service)

With a copy to:

Tina H. Bloom
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

and

John H. Lively, Esq.
The Law Offices of John H. Lively & Associates, Inc.
A member Firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS  66211

Registrant's telephone number, including area code:  (610) 558-2800

Date of fiscal year end:         October 31st

Date of reporting period:       July 31, 2013

Item 1.  Schedule of Investments.

The Chesapeake Growth Fund
Schedule of Investments
July 31, 2013 (Unaudited)

Common Stocks - 98.2%	Shares	Value
Consumer Discretionary - 29.4%
Automobiles - 2.1%
Harley-Davidson, Inc.	3,530	$200,398

Hotels, Restaurants & Leisure - 4.6%
Starbucks Corp.	1,525	108,641
Starwood Hotels & Resorts Worldwide, Inc.	2,815	186,212
Wynn Resorts, Ltd.	1,070	142,449
		437,302
Household Durables - 1.7%
Toll Brothers, Inc. *	4,820	158,433

Internet & Catalog Retail - 7.0%
Amazon.com, Inc. *	1,012	304,835
Liberty Interactive Corp. - Series A *	8,805	215,370
priceline.com, Inc. *	164	143,610
		663,815
Media - 8.9%
Discovery Communications, Inc. - Class C *	2,300	167,118
DreamWorks Animation SKG, Inc. - Class A *	2,730	67,595
Liberty Media Corp. *	2,754	395,832
Scripps Networks Interactive, Inc. - Class A	1,270	89,878
Walt Disney Co. (The)	2,015	130,270
		850,693
Multiline Retail - 1.3%
J.C. Penney Co., Inc. *	8,689	126,860

Textiles, Apparel & Luxury Goods - 3.8%
lululemon athletica, inc. *	1,290	89,745
Michael Kors Holdings Ltd. *	2,195	147,811
Under Armour, Inc. - Class A *	1,765	118,485
		356,041
Consumer Staples - 2.4%
Beverages - 0.7%
Monster Beverage Corp. *	1,170	71,358

Food & Staples Retailing - 1.7%
Whole Foods Market, Inc.	2,925	162,572

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 98.2% (Continued)	Shares	Value
Energy - 7.7%
Oil, Gas & Consumable Fuels - 7.7%
Anadarko Petroleum Corp.	3,245	$287,247
EOG Resources, Inc.	1,395	202,959
Pioneer Natural Resources Co.	1,560	241,426
		731,632
Financials - 14.2%
Capital Markets - 1.9%
Goldman Sachs Group, Inc. (The)	1,100	180,433

Diversified Financial Services - 10.3%
Bank of America Corp.	23,835	347,991
Citigroup, Inc.	6,454	336,512
MasterCard, Inc. - Class A	484	295,535
		980,038
Insurance - 2.0%
American International Group, Inc. *	4,290	195,238

Health Care - 10.4%
Biotechnology - 5.3%
Alexion Pharmaceuticals, Inc. *	1,686	195,964
Gilead Sciences, Inc. *	5,070	311,551
		507,515
Health Care Providers & Services - 5.1%
Humana, Inc.	5,300	483,678

Industrials - 3.4%
Aerospace & Defense - 2.6%
Boeing Co. (The)	2,300	241,730

Machinery - 0.8%
Cummins, Inc.	660	79,985

Information Technology - 23.5%
Communications Equipment - 3.7%
QUALCOMM, Inc.	3,880	250,454
Ruckus Wireless, Inc. *	7,880	104,883
		355,337
Computers & Peripherals - 6.4%
Apple, Inc.	1,002	453,405

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 98.2% (Continued)	Shares	Value
Information Technology - 23.5% (Continued)
Computers & Peripherals - 6.4% (Continued)
NetApp, Inc.	3,775	$155,228
		608,633
Internet Software & Services - 5.9%
Facebook, Inc. - Class A *	6,090	224,295
Google, Inc. - Class A *	269	238,764
Youku Tudou, Inc. - ADR *	4,435	98,368
		561,427
Semiconductors & Semiconductor Equipment - 1.7%
ARM Holdings plc - ADR	2,250	90,338
Broadcom Corp. - Class A	2,625	72,371
		162,709
Software - 5.8%
NetSuite, Inc. *	1,460	137,079
salesforce.com, inc. *	4,590	200,813
Splunk, Inc. *	4,185	209,292
		547,184
Materials - 3.6%
Chemicals - 1.4%
Monsanto Co.	1,390	137,304

Containers & Packaging - 2.2%
Crown Holdings, Inc. *	4,680	205,125

Telecommunication Services - 3.6%
Diversified Telecommunication Services - 3.6%
Equinix, Inc. *	1,910	342,558

Total Common Stocks (Cost $6,404,501)		$9,347,998

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Money Market Funds - 0.8%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)	36,573	$36,573
Fidelity Institutional Money Market Portfolio - Class I, 0.07% (a)	36,574	36,574
Total Money Market Funds (Cost $73,147)		$73,147

Total Investments at Value - 99.0% (Cost $6,477,648)		$9,421,145

Other Assets in Excess of Liabilities - 1.0%		92,374

Total Net Assets - 100.0%		$9,513,519

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of July 31, 2013.

See accompanying notes to Schedule of Investments.

The Chesapeake Growth Fund
Notes to Schedule of Investments
July 31, 2013 (Unaudited)

1.  Securities Valuation

The Chesapeake Growth Fund’s (the “Fund”) securities that are traded on any stock exchange are generally valued at the last quoted sale price.  Lacking a last sales price, an exchange traded security is generally valued at its last bid price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$9,347,998	$-	$-	$9,347,998
Money Market Funds	73,147	-	-	73,147
Total	$9,421,145	$-	$-	$9,421,145

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued by industry type.  As of July 31, 2013, the Fund did not have any transfers in and out of any Level.  There were no Level 2 or Level 3 securities or derivative instruments held in the Fund as of July 31, 2013.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

The Chesapeake Growth Fund
Notes to Schedule of Investments (Continued)

2.  Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of July 31, 2013:

Cost of portfolio investments	$6,551,279

Gross unrealized appreciation	$2,949,108
Gross unrealized depreciation	(79,242)

Net unrealized appreciation	$2,869,866

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.  Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector and or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected.  As of July 31, 2013, the Fund had 29.4% of the value of its net assets invested in stocks within the Consumer Discretionary sector.

The Chesapeake Core Growth Fund
Schedule of Investments
July 31, 2013 (Unaudited)

Common Stocks - 96.5%	Shares	Value
Consumer Discretionary - 21.5%
Hotels, Restaurants & Leisure - 4.6%
Starbucks Corp.	4,156	$296,073
Starwood Hotels & Resorts Worldwide, Inc.	7,655	506,378
Wynn Resorts, Ltd.	2,835	377,424
		1,179,875
Household Durables - 1.6%
Toll Brothers, Inc. *	12,680	416,792

Internet & Catalog Retail - 5.5%
Amazon.com, Inc. *	2,871	864,803
priceline.com, Inc. *	626	548,169
		1,412,972
Media - 6.8%
Liberty Global plc - Series A *	5,815	471,713
Liberty Global plc - Series K *	1,865	143,903
Liberty Media Corp. *	5,200	747,396
Walt Disney Co. (The)	5,533	357,709
		1,720,721
Multiline Retail - 1.4%
J.C. Penney Co., Inc. *	23,766	346,983

Textiles, Apparel & Luxury Goods - 1.6%
Michael Kors Holdings Ltd. *	5,985	403,030

Consumer Staples - 4.6%
Beverages - 0.7%
Monster Beverage Corp. *	3,145	191,813

Food & Staples Retailing - 3.9%
Costco Wholesale Corp.	4,225	495,550
Whole Foods Market, Inc.	8,880	493,551
		989,101
Energy - 9.7%
Energy Equipment & Services - 2.0%
Halliburton Co.	6,000	271,140
Transocean Ltd.	4,740	223,538
		494,678
Oil, Gas & Consumable Fuels - 7.7%
Anadarko Petroleum Corp.	9,152	810,135

The Chesapeake Core Growth Fund
Schedule of Investments (Continued)

Common Stocks - 96.5% (Continued)	Shares	Value
Energy - 9.7% (Continued)
Oil, Gas & Consumable Fuels - 7.7% (Continued)
EOG Resources, Inc.	7,993	$1,162,902
		1,973,037
Financials - 16.3%
Capital Markets - 2.4%
Goldman Sachs Group, Inc. (The)	3,705	607,731

Diversified Financial Services - 11.7%
Bank of America Corp.	74,785	1,091,861
Citigroup, Inc.	21,079	1,099,059
MasterCard, Inc. - Class A	1,316	803,563
		2,994,483
Insurance - 2.2%
American International Group, Inc. *	12,085	549,988

Health Care - 11.3%
Biotechnology - 5.4%
Alexion Pharmaceuticals, Inc. *	4,558	529,776
Gilead Sciences, Inc. *	13,675	840,329
		1,370,105
Health Care Providers & Services - 5.9%
Express Scripts Holding Co. *	7,870	515,878
Humana, Inc.	10,995	1,003,404
		1,519,282
Industrials - 3.5%
Aerospace & Defense - 2.6%
Boeing Co. (The)	6,244	656,244

Machinery - 0.9%
Cummins, Inc.	1,845	223,596

Information Technology - 24.0%
Communications Equipment - 4.2%
Cisco Systems, Inc.	11,848	302,716
QUALCOMM, Inc.	12,045	777,505
		1,080,221
Computers & Peripherals - 8.0%
Apple, Inc.	3,232	1,462,480
EMC Corp.	22,515	588,768
		2,051,248

The Chesapeake Core Growth Fund
Schedule of Investments (Continued)

Common Stocks - 96.5% (Continued)	Shares	Value
Information Technology - 24.0% (Continued)
Internet Software & Services - 6.1%
Facebook, Inc. - Class A *	17,465	$643,236
Google, Inc. - Class A *	1,027	911,565
		1,554,801
Semiconductors & Semiconductor Equipment - 1.9%
ARM Holdings plc - ADR	6,850	275,027
Broadcom Corp. - Class A	7,550	208,154
		483,181
Software - 3.8%
salesforce.com, inc. *	17,570	768,687
Workday, Inc. - Class A *	2,875	196,334
		965,021
Materials - 1.9%
Chemicals - 1.9%
Monsanto Co.	5,010	494,888

Telecommunication Services - 3.7%
Diversified Telecommunication Services - 3.7%
Equinix, Inc. *	5,280	946,968

Total Common Stocks (Cost $18,455,044)		$24,626,759

The Chesapeake Core Growth Fund
Schedule of Investments (Continued)

Money Market Funds - 3.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)	443,609	$443,609
Fidelity Institutional Money Market Portfolio - Class I, 0.07% (a)	443,610	443,610
Total Money Market Funds (Cost $887,219)		$887,219

Total Investments at Value - 100.0% (Cost $19,342,263)		$25,513,978

Other Assets in Excess of Liabilities - 0.0% (b)		773

Total Net Assets - 100.0%		$25,514,751

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of July 31, 2013.
(b)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedule of Investments.

The Chesapeake Core Growth Fund
Notes to Schedule of Investments
July 31, 2013 (Unaudited)

1. Securities Valuation

The Chesapeake Core Growth Fund’s (the “Fund”) securities that are traded on any stock exchange are generally valued at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued at its last bid price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$24,626,759	$-	$-	$24,626,759
Money Market Funds	887,219	-	-	887,219
Total	$25,513,978	$-	$-	$25,513,978

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued by industry type.  As of July 31, 2013, the Fund did not have any transfers in and out of any Levels.  There were no Level 2 or Level 3 securities or derivative instruments held in the Fund as of July 31, 2013.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

The Chesapeake Core Growth Fund
Notes to Schedule of Investments (Continued)

2. Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of July 31, 2013:

Cost of portfolio investments	$19,878,952

Gross unrealized appreciation	$5,907,360
Gross unrealized depreciation	(272,334)

Net unrealized appreciation	$5,635,026

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.  Controls and Procedures.

(a)    Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications from the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Gardner Lewis Investment Trust

By (Signature and Title)		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief
Executive Officer (Principal Executive Officer)

Date	September 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief
Executive Officer (Principal Executive Officer)

Date	September 9, 2013

By (Signature and Title)		/s/ Mark J. Seger
Mark J. Seger, Treasurer (Principal Financial Officer)

Date	September 9, 2013